SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 29, 2012
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Adoption of United States Generally Accepted Accounting Principles

        In February 2008, the Canadian Accounting Standards Board confirmed the transition from Canadian GAAP to International Financial Reporting Standards ["IFRS"] for all publicly accountable entities no later than fiscal years commencing on or after January 1, 2011. As a result, management undertook a detailed review of the implications of the Company having to report under IFRS and also examined the alternative available to the Company, as a Foreign Private Issuer in the United States, of filing its primary financial statements in Canada using U.S. GAAP, as permitted by the Canadian Securities Administrators' National Instrument 51-102, "Continuous Disclosure Obligations".

        As a result of this analysis, management determined that the Company would adopt U.S. GAAP as its primary basis of financial reporting commencing March 1, 2011 on a retrospective basis. All comparative financial information contained in the consolidated financial statements has been revised to reflect the Company's results as if they had been historically reported in accordance with U.S. GAAP.

        The adoption of U.S. GAAP did not have a material change on the Company's accounting policies or financial results. An adjustment in the amount of $154 was made to increase deficit as calculated by Canadian GAAP as at February 28, 2011 due to the adoption of U.S. GAAP.

        Under Canadian GAAP, Investment Tax Credits (ITC's) were recognized as a reduction to the Company's Research and development expense. Under US GAAP, ITC's are recognized as a reduction to Income tax expense. During fiscal 2011, under Canadian GAAP, the Company recognized $380 as a reduction to research and development expense. Under US GAAP, the prior year results were impacted as follows: the Company's Income before taxes was adjusted $2,428 and the Company's tax expense was $421 as opposed to $2,808 and $801 respectively as was stated under Canadian GAAP. The GAAP difference had no impact on the Company's consolidated Net and Comprehensive Income in the prior fiscal year.

Use of accounting estimates

        The preparation of the consolidated financial statements in conformity with GAAP requires the Company's management to make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent amounts of assets and liabilities as at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Actual results could differ from the estimates made by management.

        The following include estimates by management: allowance for doubtful accounts, inventory allocations, inventory provisions, accrued liabilities, warranty provisions, contingent royalty, tax valuation allowance, impairment of intangible assets and goodwill, vendor specific objective evidence, estimated selling price and estimated returns as it relates to revenue recognition, and stock-based compensation.

        These estimates and assumptions are based on management's historical experience, best knowledge of current events and conditions and actions that the Company may undertake in the future. Certain of these estimates require subjective or complex judgments by management about matters that are uncertain and changes in those estimates could materially impact the amounts reported in the consolidated financial statements and accompanying notes.

Foreign currency translation

        The Company's operations and balances denominated in foreign currencies, including those of its foreign subsidiaries which are considered financially and operationally integrated, are translated into US dollars (USD) using the temporal method of translation: monetary assets and liabilities are translated at the period end exchange rate, non-monetary assets are translated at the historical exchange rate, and revenue and expense items are translated at the average exchange rate. Gains or losses resulting from the translation adjustments are included in income (loss).

        The cumulative foreign currency translation adjustment included under accumulated other comprehensive loss within shareholders' equity on the consolidated balance sheets relates to the Company's adoption of USD as the functional and reporting currency which was effective March 1, 2010 and unrealized foreign currency translation gains or losses of our self-sustaining foreign subsidiary which are translated into USD using the current rate method. Under the current rate method, assets and liabilities are translated at the rate of exchange prevailing at the balance sheet date. Revenue and expenses are translated at the average exchange rate prevailing during the period.

Revenue recognition

        The Company derives revenue from the sale of broadband wireless backhaul equipment which includes embedded software and a license to use said software and extended product warranties. Software is considered to be incidental to the product. Services range from installation and training to basic consulting. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and there are no significant remaining vendor obligations, collection of receivables is reasonably assured and the fee is fixed and determinable. Where final acceptance of the product is specified by the customer, revenue is deferred until acceptance criteria have been met.

        The Company's business agreements may also contain multiple elements. Accordingly, the Company is required to determine the appropriate accounting, including whether the deliverables specified in a multiple element arrangement should be treated as separate units of accounting for revenue recognition purposes, the fair value of these separate units of accounting and when to recognize revenue for each element. For arrangements involving multiple elements, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE") if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative estimated selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. The Company has determined the selling price for the undelivered items using VSOE and the delivered items using ESP.

        The Company generates revenue through direct sales and sales to distributors. The Company defers the recognition of a portion of sales to distributors based estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded. These estimates are based on historical sales returns; stock rotations and other known factors. During the current fiscal year the Company determined that there was sufficient history to base its estimates on and adapted our policy accordingly.

        Revenue associated with extended warranty and advanced replacement warranty is recognized rateably over the life of the contracted service.

        Revenue from engineering services or development agreements is recognized according to the specific terms and acceptance criteria as services are rendered.

        The Company accrues estimated potential product liability as warranty costs when revenue on the sale of equipment is recognized. Warranty costs are calculated on a percentage of revenue per month based on current actual warranty costs and return experience.

        Shipping and handling costs borne by the Company are recorded in cost of sales. Shipping and handling costs charged to customers are recorded as revenue, if billed at the time of shipment. Costs charged to customers after delivery are recorded in cost of sales.

        The Company generates revenue through royalty agreements as a result of the use of its Intellectual Property. Royalty revenue is recognized as it is earned.

Cash and cash equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Short term investments

        The Company has classified its short term investments as held for trading, which are carried at fair value with both realized and unrealized gains and losses included in net income (loss).

Financial instruments

        The Company classifies its financial instruments as held-for-trading, held-to-maturity, available-for-sale, loans and receivables and other financial liabilities. The classification depends on the purpose for which the financial instruments were acquired, their characteristics and management's intent. Management determines the classification of financial assets and liabilities at initial recognition and the classification is not changed subsequent to initial recognition. The Company designated its cash and cash equivalents and short term investments as held-for-trading which are measured at fair value, with changes in fair value being recorded in net earnings. Trade receivables and other receivables have been classified as loans and receivables which are measured at amortized cost. Accounts payable and accrued liabilities have been classified as other financial liabilities, which are measured at amortized cost.

        Transaction costs directly attributable to the acquisition of financial assets are recorded in net income (loss)in the period in which they are incurred.

Inventory

        Inventory is valued at the lower of cost and net realizable value ["NRV."] The cost of inventory is calculated on a standard cost basis, which approximates average actual cost. NRV is determined as the market value for finished goods, replacement cost for raw materials, and finished goods market value less cost to complete for work in progress inventory. Indirect manufacturing costs and direct labour expenses are allocated systematically to the total production inventory.

Income taxes

        Income taxes are accounted for using the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on differences between the tax and accounting bases of assets and liabilities as well as for the benefit of losses available to be carried forward to future years for tax purposes that are more likely than not to be realized. Deferred income tax assets and liabilities are measured using enacted tax rates that apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The Company provides a valuation allowance against its deferred tax assets when it believes that it is more likely than not that the assets will not be realized.

        The Company determines whether it is more likely than not that an uncertain tax position will be sustained upon examination by the tax authorities. The tax benefit of any uncertain tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon successful resolution. To the extent a full benefit is not expected to be realized, an income tax liability is effectively established. The Company recognizes accrued interest and penalties on unrecognized tax benefits as interest expense.

        Management periodically reviews the Company's provision for income taxes and valuation allowance to determine whether the overall tax estimates are reasonable. When management performs its quarterly assessments of the provision and valuation allowance, it may be determined that an adjustment is required. This adjustment may have a material impact on the Company's financial position and results of operations.

Property and equipment

        Property and equipment are stated at cost. Amortization is calculated using the straight-line method over the anticipated useful lives of the assets as follows:

Test equipment	4 years
Research and development equipment	5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Furniture and fixtures	5 years
Communication equipment	3 years
Other	3 - 5 years

        Management evaluates the carrying value of its property and equipment assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. To the extent the estimated undiscounted future net cash inflows attributable to the asset are less than the carrying amount, an impairment loss is recognized. The amount of impairment loss to be recorded is the difference between the asset's carrying value and the net discounted estimated future cash flows.

Goodwill and intangible assets

        Intangible assets include computer software, infrastructure systems software, customer relationships and developed technology, and are amortized over their estimated useful lives of 2 years, 3 years, 8 years, and 6 years respectively. Management evaluates the carrying value of its intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. To the extent the estimated undiscounted future net cash inflows attributable to the asset are less than the carrying amount, an impairment loss is recognized. The amount of impairment loss to be recorded is the difference between the asset's carrying value and the net discounted estimated future cash flows.

        Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and intangible assets acquired in business combinations. The Company reviews the carrying value of goodwill on an annual basis or more frequently if circumstances indicate that it is more likely than not that the fair value of the goodwill is below its carrying amount. The goodwill impairment test is a three-step process which requires management to make judgmental assumptions regarding fair value. The first step in the impairment test is to assess qualitative factors to determine whether it is necessary to perform the subsequent two steps of the goodwill impairment test. The second step consists of estimating the fair value of our aggregated reporting unit. When the fair value of our reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the third step of the impairment test is unnecessary. If the fair value is less than the carrying amount, the Company compares the implied fair value of the goodwill, determined as if a purchase had just occurred, to the carrying amount to determine the amount of impairment charge to be recorded. Changes in the estimates and assumptions used in assessing the projected cash flows could materially affect the results of management's evaluation.

Contingent royalty

        In the event of an acquisition, the Company identifies any contingent royalties and recognizes the fair value of those liabilities based on the discounted expected cash outflows. Subsequent to the initial recognition and until the liabilities are settled, cancelled or expire, the Company accretes the liabilities using the initial discount rate and subsequently amortizes the liability into cost of sales based on the forecasted sales over the liability's expected life.

Stock option plan and employee share purchase plan

        The Company has a stock option plan and an employee share purchase plan which is described in note 12. The Company accounts for stock options granted to employees using the fair value method. In accordance with the fair value method, the Company recognizes estimated compensation expense related to stock options over the vesting period of the options granted, with the related credit being charged to contributed surplus.

        The Company launched an employee share purchase plan on October 20, 2008. The plan includes provisions to allow employees to purchase Common shares. The Company will match the employees' contribution at a rate of 25%. Proceeds from employees and the cost of the matching shares are recorded in share capital and contributed surplus at the time the shares are issued. The shares contributed by the Company will vest 12 months after issuance with a corresponding compensation expense recognized in income (loss).

Expenses

        The Company defined general and administration expenses to be administrative, finance, and operational costs. Sales and marketing expenses are defined as costs related to worldwide sales, marketing and product management. Research and development costs are defined as costs related to research and development related activities.

Research and development

        Research costs are expensed as incurred. Development costs are expensed as incurred unless they meet generally accepted accounting criteria for deferral and amortization. Development costs incurred prior to establishment of technological feasibility do not meet these criteria, and are expensed as incurred.

Income per share

        Basic income per share is calculated by dividing net income available to Common shareholders by the weighted average number of Common shares outstanding during the period. For all periods presented, the net income available to Common shareholders equates to the net income (loss).

        In the computation of diluted earnings per share, the Company includes the number of additional common shares that would have been outstanding if the dilutive potential equity instruments had been issued.

Non-controlling interest

        Non-controlling interest consists of the minority owned portion of the Company's 50.1% owned subsidiary, DragonWave HFCL India Private Limited.

ACCOUNTING POLICIES ADOPTED IN THE CURRENT FISCAL YEAR

Non-Controlling Interest

        The Company adopted ASC 810-10-65, Non-controlling Interests in Consolidated Financial Statements, which governs the accounting for and reporting of (1) non-controlling interest in partially owned consolidated subsidiaries and (2) the loss of control of subsidiaries. Significant changes to the accounting for non-controlling interests include (a) the inclusion of non-controlling interests in the equity section of the controlling entity's consolidated balance sheets rather than in the mezzanine section and (b) the requirement that changes in the controlling entity's interest in the non-controlling interest, without a change in control, be recognized in the controlling entity's equity rather than being accounted for by the purchase method, which accounting under the purchase method would have given rise to goodwill.

        Additionally, the adoption of ASC 810-10-65 requires that net income, as previously reported prior to the adoption of ASC 810-10-65, be adjusted to include the net income attributable to the non-controlling interest, and that a new separate caption for net income attributable to common shareholders of the Company be presented in the consolidated statements of operations. ASC 810-10-65 also requires similar disclosure regarding comprehensive income (loss). The Company has disclosed the consolidated balance sheets and consolidated statements of operations and comprehensive income (loss) in accordance with this ASC.

Multiple-deliverable revenue arrangements

        In November 2009, the FASB issued ASU 2009-13, which amends the guidance in ASC 605-25 on multiple element revenue arrangements. The amendment eliminates the residual method of allocation and requires that any arrangement consideration be allocated to all deliverables using the relative selling price method with any discounts allocated proportionally to each deliverable. The amendment also establishes a selling price hierarchy for determining the selling price of each deliverable. The selling price, formally referred to as fair value, will be based on vendor-specific objective evidence if available, third-party evidence if vendor specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence nor third-party evidence is available. For the Company, this ASU is effective for revenue arrangements entered into or materially modified on or after March 1, 2011. This change did not have any material impact on the consolidated financial statements.

Impairment of goodwill

        On December 17, 2010, the FASB issued ASU 2010-28, the new standard requires entities with a zero or negative carrying value to assess, considering qualitative factors such as those listed in ASC 350, whether it is more likely than not that a goodwill impairment exists. If an entity concludes that it is more likely than not that a goodwill impairment exists, the entity must perform step 2 of the goodwill impairment test. This change did not have any material impact on the consolidated financial statements.

Intangible assets, goodwill and other

        In August 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles – Goodwill and Other, which discusses the new Qualitative Assessment Option for testing goodwill impairment. Under this update, the Company may first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. If the assessment resulted in more than 50% likelihood that the fair value of a reporting unit is less than the carrying amount, then the Company must continue to apply the two-step impairment test. If the fair value exceeds the carrying amount, then neither of the two steps in the current Goodwill impairment test is required. The Company adopted the standard, effective February 29, 2012. The impact of the adoption has been described in Note 9.

Fair value measurements

        In January 2010, the Financial Accounting Standards Board (the "FASB") issued authoritative guidance to improve disclosures about fair value measurements. This new authoritative guidance became effective for interim and annual periods beginning after December 15, 2009, except for the requirement to separately disclose purchases, sales, issuances, and settlements in the Level 3 reconciliation, which became effective for interim and annual periods beginning after December 15, 2010. The Company adopted the authoritative guidance to improve disclosures about fair value measurements and the authoritative guidance requiring separate disclosure on purchases, sales, issuances, and settlements in the Level 3 reconciliation in the first quarter of fiscal 2012. The adoption did not have a material impact on the Company's results of operations, financial condition or the Company's disclosures.

FUTURE ACCOUNTING CHANGES

Fair value measurements

        In May 2011, the FASB, as a result of work performed with the International Accounting Standards Board ["IASB"], issued authoritative guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards ["IFRS"]. The guidance is expected to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The guidance presents certain amendments to clarify existing fair value measurements and disclosure requirements such as clarifying the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and clarifying that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurements that is categorized within Level 3 of the fair value hierarchy. Furthermore, the guidance amends previous literature by requiring additional disclosures about fair value measurements, specifically requesting more information about the valuation processes used for fair value measurements categorized within Level 3 of the fair value hierarchy as well as presenting sensitivity of the fair value measurements to changes in unobservable inputs in Level 3 valuations. The guidance also amends previous literature around measuring the fair value of financial instruments that are managed within a portfolio as well as the application of premiums and discounts in a fair value measurement. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

Presentation of comprehensive income

        On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011.

        On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05's provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on the presentation of comprehensive income.